Convertible Promissory Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Convertible Promissory Notes
Convertible Promissory Notes

On March 27, 2017, the Company began offering subscriptions for 10% convertible promissory notes (the “10% Convertible Promissory Notes”) to selected accredited investors. The Company intends to use the proceeds from the 10% Convertible Promissory Notes for working capital and general corporate purposes. The initial offering closed on August 15, 2017, at which time $55,000 aggregate principal amount of 10% Convertible Promissory Notes were issued and the funds paid to the Company. Subsequent offerings were closed on November 3, 2017, November 30, 2017, December 21, 2017, January 10, 2018 and February 2, 2018 at which times $1,069,440, $199,310, $150,000, $1,496,000 and $100,000 respectively, aggregate principal amounts of 10% Convertible Promissory Notes were issued and the funds paid to the Company. On November 30, 2017, the outstanding balance of $60,000 of a short term loan with Millennium Park Capital LLC was converted into a 10% Convertible Promissory Notes agreement. On January 10, 2018, the outstanding balance of $310,000 of advances from related and unrelated parties was converted into two 10% Convertible Promissory Notes agreements (see Note 7).

The 10% Convertible Promissory Notes have a six month term from the subscription date and the note holders can convert the 10% Convertible Promissory Notes at any time during the term to the number of shares of Company common stock, $0.001 par value (the “Common Stock”), equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11.

The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant Agreement”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount by (ii) $0.11. The Class N Warrant Agreement expires March 17, 2019. On November 3, 2017, the Company issued 10,222,180 Class N Warrants in connection with the initial and second closings of 10% Convertible Promissory Notes. On November 30, 2017, December 21, 2017, January 10, 2018, and February 2, 2018, the Company issued 2,357,364, 1,363,636, 13,599,999 and 909,091 respectively, Class N Warrants in connection with the closings of 10% Convertible Promissory Notes.

Pursuant to the terms of a Registration Rights Agreement (the “Registration Rights Agreement”) that the Company entered with the accredited investors in connection with the 10% Convertible Promissory Notes, the Company is required to file a registration statement that covers the shares of Common Stock issuable upon conversion of the 10% Convertible Promissory Notes or upon exercise of the Class N Warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties.

In 2018, the Company recorded $709,827 in debt discount for the beneficial conversion feature of the promissory notes, $808,458 in debt discount for the discount on the Class N Warrant agreement and $77,715 in debt issuance costs to be amortized over the lives of the 10% Convertible Promissory Notes. Additional debt issuance costs will be incurred and amortized over the remaining lives of the 10% Convertible Promissory Notes when Class N Warrants are issued per the engagement letter with West Park Capital.

In 2017, the Company recorded $820,681 in debt discount for the beneficial conversion feature of the promissory notes, $620,748 in debt discount for the discount on the Class N Warrant agreement and $89,518 in debt issuance costs to be amortized over the lives of the 10% Convertible Promissory Notes. Additional debt issuance costs will be incurred and amortized over the remaining lives of the 10% Convertible Promissory Notes when Class N Warrants are issued per the engagement letter with West Park Capital.

The 10% Convertible Promissory Notes had an aggregate outstanding principal balance of $2,585,151, net of $72,301 beneficial conversion feature, warrant discount and debt issuance costs at June 30, 2018. The 10% Convertible Promissory Notes had an aggregate outstanding principal balance of $455,606, net of $1,099,861 beneficial conversion feature, warrant discount and debt issuance costs at December 31, 2017.

Interest expense on the 10% Convertible Promissory Notes totaled $1,672,742 and $0 for the three months ended June 30, 2018 and 2017, respectively and $3,195,818 and $0 for the six months ended June 30, 2018 and 2017, respectively.

A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amounts of $330,000 and $170,000 and was issued 3,000,000 and 1,545,455 Class N Warrants on November 3, 2017 and January 10, 2018, respectively. Kevin A. Richardson II, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $260,000 and was issued 2,363,636 Class N Warrants on January 10, 2018.

On February 15, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on August 15, 2017 and began accruing interest at the default interest rate of 18%. On May 3, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on November 3, 2017 and began accruing interest at the default interest rate of 18%. On May 30, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on November 30, 2017 and began accruing interest at the default interest rate of 18%. On June 22, 2018, the Company defaulted on the 10% Convertible Promissory Notes issued on December 22, 2017 and began accruing interest at the default interest rate of 18%.

On January 29, 2018, the Company entered into a convertible promissory note (the “Convertible Promissory Note”) with an accredited investor in the amount of $71,500. The Company intends to use the proceeds from the Convertible Promissory Notes for payment of services to an investor relations company and the account of the attorney updating the Registration Statement on Form S-1 of the Company filed under the Securities Act of 1933, as amended, on January 3, 2017 (File No. 333-213774), which registration statement shall also register the shares issuable upon conversion of the Convertible Promissory Note and issuable upon the exercise of a Class N common stock purchase warrant issued concurrently with the issuance of this Convertible Promissory Note.

The Convertible Promissory Note has a six month term from the subscription date and the note holders can convert the Convertible Promissory Note at any time during the term to the number of shares of Common Stock, equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11.

The Convertible Promissory Note includes a warrant agreement (the “Class N Common Stock Purchase Warrant”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount by (ii) $0.11. The Class N Common Stock Purchase Warrant expires on March 17, 2019. On January 29, 2018, the Company issued 650,000 Class N Common Stock Purchase Warrants in connection with this Convertible Promissory Note.

The Company recorded $35,396 debt discount for the beneficial conversion feature of the promissory notes and $36,104 in debt discount for the discount on the Class N Warrant agreement to be amortized over the life of the Convertible Promissory Note.

The Convertible Promissory Note had an aggregate outstanding principal balance of $63,397, net of $8,103 beneficial conversion feature, warrant discount and debt issuance costs at June 30, 2018.

Interest expense on the Convertible Promissory Note totaled $37,538 and $0 for the three months ended June 30, 2018 and 2017, respectively and $63,397 and $0 for the six months ended June 30, 2018 and 2017, respectively.

On March 27, 2017, the Company began offering subscriptions for 10% convertible promissory notes (the “10% Convertible Promissory Notes”) to selected accredited investors. The Company intends to use the proceeds from the 10% Convertible Promissory Notes for working capital and general corporate purposes. The initial offering closed on August 15, 2017, at which time $55,000 aggregate principal amount of 10% Convertible Promissory Notes were issued and the funds paid to the Company. Subsequent offerings were closed on November 3, 2017, November 30, 2017, and December 21, 2017, at which times $1,069,440, $199,310and $150,000, respectively, aggregate principal amounts of 10% Convertible Promissory Notes were issued and the funds paid to the Company. On November 30, 2017, the outstanding balance of $60,000 of short term loan was converted into a 10% Convertible Promissory Notes agreement (see Note 10).

The 10% Convertible Promissory Notes have a six month term from the subscription date and the note holders can convert the 10% Convertible Promissory Notes at any time during the term to the number of shares of Company common stock, $0.001 par value (the “Common Stock”), equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11.

The 10% Convertible Promissory Notes include a warrant agreement (the “Class N Warrant Agreement”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount, by (ii) $0.11. The Class N Warrant Agreement expires March 17, 2019. On November 3, 2017, the Company issued 10,222,180 Class N Warrants in connection with the initial and second closings of 10% Convertible Promissory Notes. On November 30, 2017, and December 21, 2017, the Company issued 2,357,364 and 1,363,636, respectively, Class N Warrants in connection with the closings of 10% Convertible Promissory Notes.

Pursuant to the terms of a Registration Rights Agreement (the “Registration Rights Agreement”) that the Company entered with the accredited investors in connection with the 10% Convertible Promissory Notes, the Company is required to file a registration statement that covers the shares of Common Stock issuable upon conversion of the 10% Convertible Promissory Notes or upon exercise of the Class N warrants. The failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties.

The Company recorded $820,681 debt discount for the beneficial conversion feature of the promissory notes, $620,748 in debt discount for the discount on the Class N Warrant agreement and $89,519 in debt issuance costs to be amortized over the lives of the convertible promissory notes. Additional debt issuance costs will be incurred and amortized over the remaining lives of the convertible promissory notes when Class N Warrants are issued per the engagement letter with West Park Capital.

The convertible promissory notes had an aggregate outstanding principal balance of $455,606, net of $1,099,861 beneficial conversion feature, warrant discount and debt issuance costs at December 31, 2017.

Interest expense on convertible promissory notes totaled $452,804 for the year ended December 31, 2017.

A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company, was a purchaser in the 10% Convertible Promissory Notes in the amount of $330,000 and was issued 3,000,000 Class N warrants.